Fair Value Measurements And Derivative Instruments (Schedule Of Carrying Value And Estimated Fair Value Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	$ 62,720	$ 86,011
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	63,889	89,279
Held For Use [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	56,775	44,667
Held For Use [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	57,456	45,771
Held For Sale [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	5,945	41,344
Held For Sale [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	$ 6,433	$ 43,508